Long-Term Investments	12 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
LONG-TERM INVESTMENTS

NOTE 9 – LONG-TERM INVESTMENTS

	As of June 30,
	2021	2020
Equity investments without readily determinable fair values
CLPS Lihong Financial Information Services Co., Ltd. (“CLPS Lihong”)	558,509	510,405
Guangdong Zhichuang Software Technology Co., Ltd. (“Guangdong Zhichuang”)	92,928	-
Shenzhen Huaqin Robotics Co., Ltd. (“Huaqin Robotics”)	154,880	-
Total equity investments without readily determinable fair values	806,317	510,405

Equity method investments
Economic Modeling Information Technology Co., Ltd. (“EMIT”)	134,750	169,726
Shanghai Shier Information Technology Co., Ltd. (“Shier”)	73,717	-
Total equity method investments	208,467	169,726
Total	$1,014,784	$680,131

Equity investments without readily determinable fair values

In accordance with ASC 321, the Company elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

The carrying amount of investments without readily determinable fair values was USD806,317 (RMB 5.21 million) and USD510,405 (RMB 3.61 million) as of June 30, 2021 and 2020, respectively. No downward adjustments (including impairment charges) or upward adjustments was recognized on equity investments without readily determinable fair value for the years ended June 30, 2021, 2020 and 2019.

Equity method investments

On April 3, 2019, the Company purchased a 30% equity interest of EMIT at nil consideration with a committed to invest $445,454.14 (RMB 3.00 million) in total within 20 years. During the years ended June 30, 2021 and 2020, the Company made capital contribution to EMIT of nil and $143,299 (RMB 1.00 million), respectively.

On February 3, 2021, the Company purchased a 35% equity interest of Shier at a cash consideration of $83,228 (RMB 0.54 million).

The Company accounts for the investments in EMIT and Shier as equity method investments due to its significant influence over the entities. The carrying amount of the Company’s equity method investments were USD208,467 and USD169,726 as of June 30, 2021 and 2020, respectively.

The Company recorded a loss of $ 44,121, a profit of $ 207,363 and a loss of $ 145,329 from equity investments accounted for using equity method for the years ended June 30, 2021, 2020 and 2019, respectively. No impairment loss was recognized for the years ended June 30, 2021, 2020 and 2019.

The carrying amount of the equity method investments in excess of the Company’s proportionate interest was not material and recognized as equity method goodwill.

Selected financial information of the equity method investees are not presented as the effects were not material.